Note 05 - Net Interest Income (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Net Interest Income [Abstract]
Net interest income under TLTRO III program included twelve months ended	€ 144	€ 741
Group borrowing under the TLTRO III-refinancing program Dec 2023		€ 15,000